SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

13.         SHARE-BASED COMPENSATION

Renren Stock options

Renren Inc. (“Renren”) adopted the 2006 Equity Incentive Plan (the “2006 Plan”), the 2008 Equity Incentive Plan (the “2008 Plan”), the 2009 Equity Incentive Plan (the “2009 Plan”), the 2011 Share Incentive Plan (the “2011 Plan”), the 2016 Share Incentive Plan (the “2016 Plan”), the 2018 Share Incentive Plan (the “2018 Plan”) and the 2021 Share Incentive Plan (the “2021 Plan”), for the purpose of granting stock options and incentive stock options to employees and executives to provide incentives for future service and retention. In 2006, Renren Inc. adopted the 2006 Plan to replace the equity incentive plans adopted during the years ended December 31, 2003, 2004 and 2005. 2006 Plan, 2008 Plan and 2009 Plan expired as of December 31, 2021. On November 4, 2021, the board of directors of the Company approved the adoption of the 2021 Plan, which has not been formally granted as of December 31, 2021. The following is the maximum aggregate number of shares which may be issued pursuant to all awards under the 2009 Plan, 2011 Plan, 2016 Plan, 2018 Plan and 2021 Plan:

Maximum
aggregate
number of
shares
2011 Plan	110,014,158
2016 Plan	53,596,236
2018 Plan	107,100,000
2021 Plan	56,000,000

The term of the options may not exceed ten years from the date of the grant. The awards under the above plans are subject to vesting schedules ranging from immediately upon grant to six years subsequent to grant date.

On March 24, 2020, Renren Inc.’s compensation committee approved a modification to certain awards to reduce the exercise price for all outstanding options previously granted by Renren with an exercise price higher than $0.0113 per ordinary share to $0.0113 per share. Such reduction was accounted by Renren as a share option modification and required the remeasurement of these share options at the time of the modification. The total incremental cost as a result of the modification was $6,948. The incremental cost related to vested options amounted to $6,534 and was recorded in the consolidated statements of operations during year ended December 31, 2020. The incremental cost related to unvested options amounted to $414 and will be recorded over the remaining service periods.

The Company did not grant any options under these plans for any periods presented.

13.         SHARE-BASED COMPENSATION-continued

Stock options - continued

The following table summarizes information with respect to share options outstanding as of December 31, 2021:

	Options outstanding				Options exercisable
		Weighted				Weighted
		average	Weighted	Weighted		average	Weighted	Weighted
		remaining	average	average		remaining	average	average
	Number	contractual	exercise	intrinsic	Number of	contractual	exercise	intrinsic
Range of exercise prices	outstanding	life	price	value	exercisable	life	price	value
$0.01	112,526,121	2.61	$0.01	$14.67	110,869,290	2.58	$0.01	$14.67
	112,526,121			$14.67	110,869,290			$14.67

		Weighted
		average
	Number of	exercise
	shares	price
Balance, December 31, 2020	138,724,521	$0.01

Exercised	(24,518,970)	$0.01
Forfeited	(1,679,430)	$0.01

Balance, December 31, 2021	112,526,121	$0.01

Exercisable, December 31, 2021	110,869,290	$0.01

Expected to vest, December 31, 2021	1,656,831	$0.01

For employee stock options, the Company recorded share-based compensation from continuing operations of $4,628, $11,576 and $4,959 for the years ended December 31, 2019, 2020 and 2021, respectively, based on the fair value on the grant dates or the modification date over the requisite service period of award using the straight-line method. For Renren stock plans, no share-based compensation was recognized from discontinued operations for any period presented.

For the years ended December 31, 2019, 2020 and 2021, there was no share-based compensation recorded for non-employee options.

As of December 31, 2021, there was $485 unrecognized share-based compensation expense relating to share options. This amount is expected to be recognized in continuing operations over a weighted-average vesting period of 0.25 years.

13.         SHARE-BASED COMPENSATION-continued

Renren Nonvested restricted shares

A summary of the nonvested restricted shares activity is as follows:

		Weighted
	Weighted	average fair
	number of	value
	nonvested	per ordinary
	restricted	share at the
	shares	grant dates
Outstanding as of December 31, 2020	78,195,091	$0.12

Granted	—	$—
Vested	(21,970,935)	$0.15
Forfeited	(7,863,152)	$0.09

Outstanding as of December 31, 2021	48,361,004	$0.12

The Company recorded compensation expenses based on the fair value of nonvested restricted shares on the grant dates over the requisite service period of award using the straight-line vesting attribution method. The fair value of the nonvested restricted shares on the grant date was the closing market price of the ordinary shares as of the date. The Company recorded compensation expenses related to nonvested restricted shares from continuing operations of $3,952, $2,634 and $3,494 for the years ended December 31, 2019, 2020 and 2021, respectively. For Renren stock plan, no compensation expense from restricted shares was recognized in discontinued operations for any period presented.

Total unrecognized compensation expense amounting to $5,577 related to nonvested restricted shares granted as of December 31, 2021. The expense is expected to be recognized in continuing operations over a weighted-average period of 1.4 years.

Equity Incentive Plan of Chime Technologies, Inc. and Trucker Path, Inc.

On July 13, 2020, Chime Technologies, Inc. and Trucker Path, Inc. adopted stock incentive plans, whereby 30,000,000 ordinary shares of Chime Technologies, Inc. (“Chime Plan”) and 30,000,000 ordinary shares of Trucker Path, Inc. (“Trucker Path Plan”) are made available for future grant for employees or consultants of Chime and Trucker Path, respectively, either in the form of incentive share options or restricted shares. On November 4, 2021, Chime Technologies, Inc. and Trucker Path, Inc. approved the adoption of their 2021 stock incentive plans, whereby 5,000,000 ordinary shares of Chime Technologies, Inc. (“Chime Plan”) and 5,000,000 ordinary shares of Trucker Path, Inc. (“Trucker Path Plan”) are made available for future grant for employees or consultants of Chime and Trucker Path, respectively, either in the form of incentive share options or restricted shares. Those shares have not been formally granted as of December 31, 2021.

The term of the options may not exceed ten years from the date of the grant. The awards under the above plans are subject to vesting schedules ranging from immediately upon grant to four years subsequent to grant date.

During 2020, Chime issued an aggregate of 8,346,000 options under the Chime Plan to certain of its directors, officers and employees as compensation for their services. The weighted-average grant-date fair value of the share options granted during the period presented was $0.02.

During 2020, Trucker Path issued an aggregate of 6,871,000 options under the Trucker Path Plan to certain of its directors, officers and employees to compensate their services. The weighted-average grant-date fair value of the share options granted during the period presented was $0.01.

13.         SHARE-BASED COMPENSATION-continued

Equity Incentive Plan of Chime Technologies, Inc. and Trucker Path, Inc. – continued

The Company recorded share-based compensation for Chime Plan and Trucker Path Plan from continuing operations of $699 and $396, respectively, for the year ended December 31, 2020, and $6 and $10, respectively, for the year ended December 31, 2021, based on the fair value on the grant dates over the requisite service period of award using the straight-line method. The Company did not have any compensation expenses from discontinued operations.

As of December 31, 2021, there were $49 and $25 unrecognized share-based compensation expense relating to share options of Chime Plan and Trucker Path Plan, respectively. This amount is expected to be recognized over a weighted-average vesting period of 1.31 years.

The following table summarizes information with respect to share options outstanding of Chime Plan as of December 31, 2021:

	Options outstanding				Options exercisable
		Weighted				Weighted
		average	Weighted	Weighted		average	Weighted	Weighted
		remaining	average	average		remaining	average	average
Range of	Number	contractual	exercise	intrinsic	Number of	contractual	exercise	intrinsic
exercise prices	outstanding	life	price	value	exercisable	life	price	value
$0.03	6,738,000	8.53	$0.03	$0.29	4,368,218	8.53	$0.03	$0.29
	6,738,000			$0.29	4,368,218			$0.29

		Weighted	Weighted
		average	average
	Number of	exercise	grant date
	shares	price	fair value
Balance, December 31, 2020	8,301,000	$0.03	$0.02
Granted	—	$—	$—
Forfeited	(1,563,000)	$0.03	$0.02
Balance, December 31, 2021	6,738,000	$0.03	$0.02
Exercisable, December 31, 2021	4,368,218	$0.03
Expected to vest, December 31, 2021	2,369,782	$0.03

13.         SHARE-BASED COMPENSATION-continued

Equity Incentive Plan of Chime Technologies, Inc. and Trucker Path, Inc. - continued

The following table summarizes information with respect to share options outstanding of Trucker Path Plan as of December 31, 2021:

	Options outstanding				Options exercisable
		Weighted				Weighted
		average	Weighted	Weighted		average	Weighted	Weighted
		remaining	average	average		remaining	average	average
Range of	Number	contractual	exercise	intrinsic	Number of	contractual	exercise	intrinsic
exercise prices	outstanding	life	price	value	exercisable	life	price	value
$0.02	6,733,000	8.53	$0.02	$0.53	4,506,064	8.53	$0.02	$0.53
	6,733,000			$0.53	4,506,064			$0.53

		Weighted	Weighted
		average	average
	Number of	exercise	grant date
	shares	price	fair value
Balance, December 31, 2020	6,806,000	$0.02	$0.02
Granted	—	$—	$—
Forfeited	(73,000)	$0.02	$0.01
Balance, December 31, 2021	6,733,000	$0.02	$0.01
Exercisable, December 31, 2021	4,506,064	$0.02
Expected to vest, December 31, 2021	2,226,936	$0.02

On July 13, 2020, Chime and Trucker Path each granted 20,000,000 restricted shares to an officer of Renren. The Company recorded compensation expenses of $632 and $365 related to the Chime Plan and Trucker Path Plan based on the fair value on the grant date respectively for the year ended December 31, 2020. The fair value of was determined with the assistance of an independent third -party appraiser.

The restricted shares immediately vested but were not officially and legally issued on the grant date. On April 1, 2021, the officer had been officially and legally issued those authorized shares and Renren's shareholding percentage in Chime and Trucker Path both decreased from 100% to 77.78%, resulting in a non-controlling interest since April 1, 2021 in the Company’s consolidated financial statements.

13.         SHARE-BASED COMPENSATION-continued

Equity Incentive Plan of Chime Technologies, Inc. and Trucker Path, Inc. - continued

The total amount of share-based compensation expense for options, nonvested restricted shares of the Company and Chime and Trucker Path, attributable to selling and marketing, research and development, general and administrative expenses excluding share-based compensation expense of the discontinued operations are as follows:

	For the Years ended December 31,
	2019	2020	2021

Selling and marketing	$524	$185	$50
Research and development	1,118	990	510
General and administrative	6,938	14,145	7,909
Total share-based compensation expense	$8,580	$15,320	$8,469

There was no income tax benefit recognized in the statements of operations for share-based compensation for the years ended December 31, 2019, 2020 and 2021.